Other financial liabilities	12 Months Ended
Mar. 31, 2023
Disclosure Of Detailed Information About Other Financial Liabilities [Abstract]
Other Financial Liabilities

16. Other financial liabilities

	As at March 31,
	2022		2023
Non-current
Contingent consideration (Refer to Note 19)	₹	2,423	₹	1,545
Cash Settled ADS RSUs		2		-
Deposits and others		536		1,104
	₹	2,961	₹	2,649
Current
Contingent consideration (Refer to Note 19)	₹	1,906	₹	1,508
Advance from customers		1,582		1,373
Cash Settled ADS RSUs		18		6
Interim dividend payable		27,337		-
Capital creditors		626		215
Deposits and others		1,641		1,039
	₹	33,110	₹	4,141
	₹	36,071	₹	6,790